Others - Summary of Effects and Description of Current Balance Sheets and Comprehensive Income Statements Items if Company Continued Adopting Previous Accounting Policies (Details)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Contract assets	$ 2,283				$ 75
Operating revenue	62,324	$ 2,036	$ 49,635	$ 41,674
Balance by using IFRS 15
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Contract assets	2,283				75
Operating revenue	10,224	334
Capital surplus used to cover accumulated deficit	7,941	259
Effects fron change in accounting policies
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Contract assets	2,283				$ 75
Operating revenue	10,224	334
Capital surplus used to cover accumulated deficit	$ 7,941	$ 259